COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
Future Rental Commitments Under Operating Leases
December 31,

2013	$698
2014	522
2015	384

$1,604